UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - Reaves Utilities ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value
Common Stocks - 97.0%
Real Estate - 4.4%
InfraREIT, Inc.	26,779	$570,661
Utilities - 92.6%
ALLETE, Inc.	5,067	387,170
American Water Works Co., Inc.	7,853	679,913
Atmos Energy Corp.	3,928	341,304
Avangrid, Inc.	3,865	203,724
CMS Energy Corp.	12,807	604,362
Dominion Energy, Inc.	3,611	240,348
DTE Energy Co.	6,458	680,673
Edison International	2,000	131,040
Eversource Energy	9,921	597,740
National Grid PLC (United Kingdom)(1)	6,111	355,538
NextEra Energy Partners LP	13,149	547,919
NextEra Energy, Inc.	12,338	2,022,322
NiSource, Inc.	27,295	665,725
NRG Yield, Inc. Class C	3,999	71,182
Pinnacle West Capital Corp.	4,896	394,128
Portland General Electric Co.	12,015	510,397
Public Service Enterprise Group, Inc.	11,489	599,151
Sempra Energy	9,559	1,068,696
South Jersey Industries, Inc.	13,889	429,170
Southwest Gas Holdings, Inc.	4,680	341,593
Vectren Corp.	1,956	137,448
WEC Energy Group, Inc.	9,591	616,510
Xcel Energy, Inc.	9,047	423,762
Total Utilities		12,049,815
Total Common Stocks
(Cost $11,127,697)		12,620,476
MONEY MARKET FUND - 3.0%
Dreyfus AMT-Free Tax Exempt Cash Management- Institutional Shares, 1.45%(2) (Cost $384,617)	384,617	384,617
TOTAL INVESTMENTS- 100.0%
(Cost $11,512,314)		13,005,093
Liabilities in Excess of Other Assets - (0.0)%(3)		(803)
Net Assets - 100.0%		$13,004,290

(1)	American Depositary Receipts.
(2)	The rate shown reflects the seven-day yield as of April 30, 2018.
(3)	Less than 0.05%.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,620,476	$–	$–	$12,620,476
Money Market Fund	384,617	–	–	384,617
Total	$13,005,093	$–	$–	$13,005,093

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.

See Notes to the Schedule of Investments.

Notes to the Schedule of Investments

April 30, 2018 (unaudited)

1.	ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2018, is disclosed at the end of the Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	6/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	6/26/2018

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	6/26/2018

* Print the name and title of each signing officer under his or her signature.